Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in associates and joint ventures		$ 286,802
Prisma Medios de Pago S.A [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in associates and joint ventures		259,687
Nova Re Compania Argentina de Reaseguros S A [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in associates and joint ventures		27,115
Others [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in associates and joint ventures	$ 56	1,107	$ 83
Allowances [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investments in associates and joint ventures	$ (56)	$ (1,107)	$ (83)